Transactions with Related Parties - Management Fees (Table) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
2019	$ 20,589
2020	20,760
2021	20,760
2022	20,760
2023	20,760
2024 to 2028	90,655
Total	$ 194,284